Federated Short-Intermediate Duration Municipal Trust
Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.3%
		Alabama—3.8%
$18,000,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2016A) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 6/1/2021	$ 18,736,200
9,000,000		Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	9,677,790
		TOTAL	28,413,990
		Alaska—2.1%
8,000,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.500%, 12/1/2020	8,058,480
2,000,000		Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003A), 5.000%, 1/1/2021	2,108,840
5,000,000		Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.000%, 1/1/2021	5,272,100
		TOTAL	15,439,420
		Arizona—1.5%
3,000,000	[1]	Arizona Health Facilities Authority (Phoenix Children's Hospital), Variable Rate Revenue Refunding Bonds (Series 2013A-1) FRNs, 3.350% (SIFMA 7-day +1.850%), Mandatory Tender 2/5/2020	3,015,750
5,000,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), PCR Revenue Refunding Bonds (Series 2010A) TOBs, 2.400%, Mandatory Tender 6/1/2020	5,007,350
3,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), (Original Issue Yield: 4.750%), 4.700%, 10/1/2024	3,062,460
		TOTAL	11,085,560
		Arkansas—1.0%
7,250,000		Independence County, AR (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2013), 2.375%, 1/1/2021	7,305,100
		California—6.6%
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 2.600% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,132,150
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 2.600% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,264,300
2,045,000		California Health Facilities Financing Authority (Kaiser Permanente), Revenue Bonds (Series 2017C) TOBs, 5.000%, Mandatory Tender 11/1/2022	2,285,574
13,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2013C) TOBs, 5.000%, Mandatory Tender 10/15/2019	13,243,360
1,100,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2021	1,163,096
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2022	1,086,740
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2023	2,229,480
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2024	2,281,080
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.000%, 4/1/2019	1,440,000
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 2.650% (SIFMA 7-day +1.150%), 5/1/2020	3,014,700
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-2) TOBs, 5.000%, Mandatory Tender 1/15/2020	2,522,550
1,050,000		Orange County, CA Transportation Authority (91 Express Lanes-OCTA), Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.000%, 8/15/2019	1,063,975
3,075,000		Palomar Pomerado Health, CA, (Series 2006C) ARNs, (Assured Guaranty Municipal Corp. INS), 2.200%, 4/3/2019	3,075,000
		TOTAL	48,802,005
		Colorado—0.8%
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2020	252,863
400,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2022	415,068
640,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2023	694,003
750,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2024	825,292
600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2025	669,072
350,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.000%, 1/1/2021	358,788

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$ 625,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 4.000%, 12/1/2019	$ 633,606
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2020	1,048,700
750,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2021	806,115
250,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.000%, 12/1/2022	275,178
		TOTAL	5,978,685
		Connecticut—3.6%
5,000,000	[1]	Connecticut State HEFA (Yale-New Haven Hospital), Revenue Bonds (Series 2014B) FRNs, 2.218% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 7/1/2019	5,000,200
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A) FRNs, 2.750% (SIFMA 7-day +1.250%), 4/15/2020	10,098,900
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D) FRNs, 2.420% (SIFMA 7-day +0.920%), 9/15/2019	2,005,440
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.400% (SIFMA 7-day +0.900%), 3/1/2023	1,507,470
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.450% (SIFMA 7-day +0.950%), 3/1/2024	2,266,546
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.490% (SIFMA 7-day +0.990%), 3/1/2025	4,025,000
2,000,000		West Haven, CT, UT GO Bonds, (Assured Guaranty Municipal Corp. INS), 4.000%, 8/1/2019	2,012,440
		TOTAL	26,915,996
		Florida—1.8%
1,600,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2019	1,608,000
755,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2020	781,795
1,195,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2021	1,267,513
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.000%, 6/1/2022	1,087,750
630,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2019	640,156
525,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2020	550,184
1,245,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2021	1,342,421
1,300,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.000%, 10/1/2022	1,441,141
1,300,000		Orange County, FL, Health Facilities Authority (Presbyterian Retirement Communities), Revenue Bonds (Series 2014), 4.000%, 8/1/2019	1,308,047
3,265,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2016), 5.000%, 11/15/2021	3,499,394
		TOTAL	13,526,401
		Georgia—3.5%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2022	1,104,060
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2023	1,130,500
800,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2024	923,176
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1995) TOBs, 2.050%, Mandatory Tender 11/19/2021	2,977,470
7,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.450% (SIFMA 7-day +0.950%), Mandatory Tender 2/18/2020	7,504,200
7,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 2.418% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	6,946,030
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018C) TOBs, (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 12/1/2023	5,392,250
		TOTAL	25,977,686
		Illinois—5.7%
500,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2020	512,490
3,250,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2013C), 5.000%, 1/1/2021	3,437,265
1,500,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2013C), 5.000%, 1/1/2022	1,624,770
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2021	2,115,240
1,135,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2016A-1), 5.000%, 11/1/2023	1,279,202
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2020	1,047,070

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	$ 1,075,740
5,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2022	5,516,550
2,645,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	2,981,047
1,780,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2022	1,836,390
1,845,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2023	1,914,354
1,855,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 5/1/2020	1,912,524
1,200,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2021	1,285,872
1,500,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2022	1,645,695
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 11/1/2023	2,012,814
3,000,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016B) FRNs, 3.092% (1-month USLIBOR x 0.70 +1.350%), Mandatory Tender 5/1/2021	3,009,360
1,750,000		Illinois State, UT GO Bonds (Series of February 2014), 4.000%, 2/1/2020	1,775,742
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.000%, 2/1/2020	2,045,780
1,500,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	1,589,400
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	2,152,960
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2023	1,083,370
		TOTAL	41,853,635
		Indiana—1.6%
1,000,000		Indiana State Finance Authority Hospital Revenue (Beacon Health System Obligated Group), Hospital Revenue Bonds (Series 2013A), 5.000%, 8/15/2020	1,043,910
855,000		Indiana State Finance Authority Hospital Revenue (Community Health Network), Hospital Revenue Bonds (Series 2012A), 5.000%, 5/1/2020	885,258
2,500,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.000%, 10/1/2019	2,541,925
4,000,000		Rockport, IN PCR (Indiana Michigan Power Co.), Revenue Refunding Bonds (Series 2008D) TOBs, 2.050%, Mandatory Tender 6/1/2021	3,996,160
3,000,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.250%, 1/1/2021	3,176,070
		TOTAL	11,643,323
		Iowa—0.3%
2,070,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2019), 3.125%, 12/1/2022	2,082,668
		Kansas—0.3%
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2020	1,046,610
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2021	1,077,690
		TOTAL	2,124,300
		Kentucky—2.8%
5,000,000		Kentucky Economic Development Finance Authority (Catholic Health Initiatives), Revenue Bonds (Series 2009B) TOBs, 2.700%, Mandatory Tender 11/10/2021	5,057,200
1,595,000		Kentucky State Rural Water Finance Corp., Revenue Refunding Bonds (Series 2018A), 2.000%, 2/1/2020	1,595,191
4,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Revenue Refunding Bonds Series 2013A (Remarketing 4/1/19) TOBs, 1.850%, Mandatory Tender 4/1/2021	4,005,480
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018A) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 4/1/2024	5,368,450
4,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	4,346,400
		TOTAL	20,372,721
		Louisiana—1.8%
6,000,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2010B-1A) TOBs, 2.000%, Mandatory Tender 10/1/2022	5,989,980
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	3,929,794
3,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.000%, 5/15/2019	3,261,538
		TOTAL	13,181,312

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—0.4%
$ 2,250,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-70 (Series 2017C-2), 3.000%, 11/1/2025	$ 2,239,313
1,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (Ingleside at King Farm), Paydown Securities TEMPS-85 (Series 2017C-1), 3.500%, 11/1/2026	1,003,350
		TOTAL	3,242,663
		Massachusetts—0.9%
4,000,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	4,466,480
1,915,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 1.980% (SIFMA 7-day +0.480%), Mandatory Tender 1/29/2020	1,916,570
		TOTAL	6,383,050
		Michigan—5.2%
4,500,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), (Michigan School Bond Qualification and Loan Program GTD), 5.000%, 5/1/2020	4,651,875
5,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2022	5,522,550
2,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2020	2,083,840
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2021	2,683,550
1,125,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2019	1,132,526
1,200,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2020	1,240,320
10,000,000	[1]	Michigan State Hospital Finance Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, Series 2015MI FRNs, 2.212% (1-month USLIBOR x 0.67 +0.540%), Mandatory Tender 12/1/2020	10,021,600
3,500,000		Michigan Strategic Fund (Detroit Edison Co.), Variable Rate Limited Obligation Revenue Refunding Bonds (Series 2008ET-2) TOBs, 1.450%, Mandatory Tender 9/1/2021	3,401,545
1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.000%, 10/15/2019	1,018,230
1,170,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.000%, 10/15/2020	1,229,565
5,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	5,571,450
		TOTAL	38,557,051
		Minnesota—1.0%
2,030,000		Duluth, MN ISD No. 709, Certificate of Participation (Series 2016A), (School District Credit Program GTD), 5.000%, 2/1/2022	2,178,738
2,000,000		Kanabec Co., MN Healthcare (FirstLight Health System), Healthcare Revenue Bond Anticipation Notes (Series 2018), 2.750%, 12/1/2019	2,000,320
3,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 1.930% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	2,986,740
		TOTAL	7,165,798
		Mississippi—1.4%
8,445,000		South Central Regional Medical Center, MS Hospital Revenue, Facilities Improvement and Refinancing Hospital Revenue Notes (Series 2017), 1.700%, 3/1/2020	8,336,060
2,000,000		Southwest Mississippi Regional Medical Center, Hospital Revenue Notes (Series 2018A), 2.100%, 6/1/2019	1,999,600
		TOTAL	10,335,660
		Missouri—1.1%
535,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 4.000%, 2/1/2020	541,939
565,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 5.000%, 2/1/2021	590,109
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 4.000%, 2/1/2020	810,376
500,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 5.000%, 2/1/2023	543,075
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2021	835,552
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2022	693,199
1,200,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2023	1,302,924
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2024	826,972
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2025	949,875

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—continued
$ 750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	$ 848,490
		TOTAL	7,942,511
		Montana—0.7%
5,000,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 2.050% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	4,992,950
		Nevada—1.7%
3,700,000		Clark County, NV Pollution Control (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017) TOBs, 1.600%, Mandatory Tender 5/21/2020	3,682,203
2,250,000		Humboldt County, NV (Sierra Pacific Power Co.), PCR Refunding Bonds (Series 2016A) TOBs, 1.250%, Mandatory Tender 6/3/2019	2,247,007
6,500,000		Washoe County, NV Gas & Water Facilities Revenue (Sierra Pacific Power Co.), Refunding Revenue Bonds (Series 2016B) TOBs, 3.000%, Mandatory Tender 6/1/2022	6,692,725
		TOTAL	12,621,935
		New Jersey—5.8%
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.000%, 6/15/2022	5,408,250
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 2.750% (SIFMA 7-day +1.250%), 9/1/2025	9,850,300
10,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB-2) FRNs, 2.700% (SIFMA 7-day +1.200%), Mandatory Tender 12/15/2021	10,077,900
1,195,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.000%, 1/1/2020	1,225,126
305,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), (United States Treasury PRF), 5.000%, 1/1/2020	312,963
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-3) FRNs, 2.342% (1-month USLIBOR x 0.70 +0.600%), 1/1/2023	5,031,850
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 2.443% (1-month USLIBOR x 0.70 +0.700%), 1/1/2024	5,029,200
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	1,087,010
2,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2023	2,775,950
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2024	2,259,380
		TOTAL	43,057,929
		New Mexico—2.2%
3,500,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2010B) TOBs, 2.125%, Mandatory Tender 6/1/2022	3,465,525
5,000,000		Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2016A) TOBs, 1.875%, Mandatory Tender 10/1/2021	4,942,700
8,150,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B) FRNs, (Royal Bank of Canada GTD), 2.418% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 8/1/2019	8,151,711
		TOTAL	16,559,936
		New York—4.7%
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs, (Assured Guaranty Municipal Corp. INS), 2.288% (1-month USLIBOR x 0.69 +0.570%), Mandatory Tender 4/6/2020	3,005,070
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs, (Assured Guaranty Municipal Corp. INS), 2.398% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	3,014,940
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 2.368% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 2/1/2020	10,017,900
5,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 2.218% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	4,988,700
2,500,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2019F Group 3) TOBs, (New York State Mortgage Agency GTD), 1.875%, Mandatory Tender 11/1/2021	2,500,525
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2020	3,092,970
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2021	3,192,060
4,910,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A) FRNs, 2.368% (1-month USLIBOR x 0.67 +0.700%), Mandatory Tender 12/1/2021	4,948,151
		TOTAL	34,760,316

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—1.6%
$ 2,070,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.250% (SIFMA 7-day +0.750%), Mandatory Tender 5/1/2020	$ 2,071,904
3,500,000		Allen County, OH (Mercy Health), Hospital Facilities Revenue Bonds (Series 2017B) TOBs, 2.150%, Mandatory Tender 5/5/2022	3,835,755
5,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014) FRNs, (Royal Bank of Canada GTD), 2.388% (1-month USLIBOR x 0.67 +0.720%), Mandatory Tender 8/1/2019	5,000,850
750,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2013), 4.000%, 12/1/2019	761,730
		TOTAL	11,670,239
		Oklahoma—1.7%
1,410,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.000%, 9/1/2019	1,424,410
2,685,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.500%, 9/1/2020	2,794,172
2,285,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.500%, 9/1/2021	2,431,720
1,850,000		Oklahoma Development Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375%, 12/1/2021	1,857,530
2,600,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2011), 5.000%, 9/1/2019	2,636,270
1,000,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.000%, 9/1/2022	1,108,910
		TOTAL	12,253,012
		Pennsylvania—9.7%
850,000		Allegheny County, PA Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), (AGM INS), 5.000%, 12/1/2025	1,016,481
4,000,000	[1]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B) FRNs, (Original Issue Yield: 1.710%), 3.000% (SIFMA 7-day +1.500%), Mandatory Tender 7/1/2022	4,055,960
1,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 4.000%, 1/1/2020	1,011,820
2,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2021	2,086,000
1,115,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2022	1,187,966
1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2024	1,271,262
365,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.000%, 12/1/2019	369,880
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.000%, 12/1/2020	515,795
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2022	549,615
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2023	841,133
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 2.746% (1-month USLIBOR x 0.67 +1.070%), Mandatory Tender 6/1/2024	12,731,000
5,000,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016A) TOBs, 1.800%, Mandatory Tender 9/1/2022	4,908,300
2,250,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 2.220% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	2,251,125
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A) TOBs, 2.550%, Mandatory Tender 6/1/2020	4,006,760
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 2.900% (SIFMA 7-day +1.400%), Mandatory Tender 8/15/2020	8,053,920
1,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 2.783% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	1,003,110
2,000,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 1.850%, 11/1/2021	1,978,840
2,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 2.317% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	2,003,040
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.650% (SIFMA 7-day +1.150%), 12/1/2019	10,013,400

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 2.480% (SIFMA 7-day +0.980%), 12/1/2021	$ 10,096,900
1,540,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs, (Pennsylvania School District Intercept Program GTD), 2.543% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 4/1/2021	1,542,171
		TOTAL	71,494,478
		Rhode Island—2.4%
2,250,000		Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development Bonds (2017 Series 1-A) TOBs, 1.600%, Mandatory Tender 4/1/2019	2,250,000
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), (United States Treasury COL), 5.000%, 8/1/2019	4,167,792
1,500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2020	1,549,170
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2021	2,386,733
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2022	2,443,410
2,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2023	2,218,580
2,285,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	2,582,324
		TOTAL	17,598,009
		South Carolina—0.6%
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.000%, 12/1/2019	1,023,010
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.000%, 12/1/2020	1,057,110
2,000,000	[2]	South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	2,006,000
		TOTAL	4,086,120
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2023	836,873
		Tennessee—0.5%
3,500,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	3,985,555
		Texas—11.3%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B) TOBs, 5.000%, Mandatory Tender 1/7/2021	5,185,050
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 1/1/2020	511,320
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 1/1/2021	1,472,506
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 3.000%, Mandatory Tender 8/14/2019	5,025,600
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/1/2019	3,314,707
2,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (PSFG GTD), 2.750%, Mandatory Tender 8/1/2022	2,574,725
4,000,000		Harlandale, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2015) TOBs,(Texas Permanent School Fund Guarantee Program GTD), 3.000%, Mandatory Tender 8/15/2021	4,058,920
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.400% (SIFMA 7-day +0.900%), 6/1/2022	5,686,617
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.450% (SIFMA 7-day +0.950%), 6/1/2023	4,555,125
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.550% (SIFMA 7-day +1.050%), 6/1/2024	5,786,818
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 2.549% (1-month USLIBOR x 0.68 +0.850%), Mandatory Tender 6/1/2020	2,008,380
2,000,000	[1]	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017B) FRNs, 2.600% (SIFMA 7-day +1.100%), Mandatory Tender 10/15/2023	2,004,760
1,500,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2024	1,738,395
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2025	1,182,970

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 750,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2026	$ 903,323
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2027	1,224,700
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,243,380
3,570,000		Lubbock, TX Health Facilities Development Corporation (Providence St. Joseph Health), Refunding Revenue Bonds (Series 2008B), 5.000%, 7/1/2019	3,601,237
4,760,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C) TOBs, (PSFG GTD), 2.986%, Mandatory Tender 8/1/2019	4,781,944
145,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C) TOBs, (United States Treasury PRF), 2.986%, Mandatory Tender 8/1/2019	145,658
95,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C) TOBs, (United States Treasury PRF), 3.000%, Mandatory Tender 8/1/2019	95,431
855,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2022	890,551
945,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2024	1,000,519
980,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2025	1,044,837
330,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 3.000%, 11/1/2019	331,531
735,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 4.000%, 11/1/2021	760,056
500,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2023	547,025
625,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2024	688,200
1,105,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2025	1,232,771
1,500,000		North East, TX Independent School District, Variable Rate UT GO Refunding Bonds (Series 2019) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.200%, Mandatory Tender 8/1/2024	1,520,175
6,335,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds) FRNs, 2.170% (SIFMA 7-day +0.670%), Mandatory Tender 1/1/2020	6,331,769
6,000,000		Pflugerville, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/15/2023	6,158,040
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.000%, 10/1/2019	1,268,213
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.000%, 10/1/2021	586,531
4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,130,160
		TOTAL	83,591,944
		Vermont—0.8%
6,075,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017) BANs, 2.000%, 7/1/2020	6,015,830
		Virginia—1.0%
1,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.000%, 7/1/2019	1,008,320
2,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.000%, 7/1/2020	2,083,580
4,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, (Dominion Energy, Inc. GTD), 1.550%, Mandatory Tender 10/1/2019	3,988,760
		TOTAL	7,080,660
		Washington—3.5%
2,000,000		Grays Harbor County, WA Public Hospital District No.1 (Summit Pacific Medical Center), Hospital Revenue Bond Anticipation Notes (Series 2017), 3.000%, 8/1/2019	2,000,020
2,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 1.990% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	1,999,920
3,415,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.000%, 6/1/2019	3,431,597
5,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.000%, 6/1/2020	5,168,650

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$ 3,000,000	[2]	Washington State Economic Development Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 2.125%, 6/1/2020	$ 2,997,330
3,760,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.772% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	3,801,661
3,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 2.550% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	3,047,220
3,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Revenue Bonds (Series 2012B) TOBs, 5.000%, Mandatory Tender 10/1/2021	3,237,810
		TOTAL	25,684,208
		West Virginia—1.0%
3,325,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A) TOBs, 1.900%, Mandatory Tender 4/1/2019	3,325,000
4,000,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Refunding Bonds Amos Project (Series 2015A) TOBs, 2.550%, Mandatory Tender 4/1/2024	4,052,640
		TOTAL	7,377,640
		Wisconsin—0.8%
4,785,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.000%, 10/15/2019	4,867,828
1,310,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.000%, 10/15/2020	1,374,649
		TOTAL	6,242,477
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $713,736,542)	718,239,646
	[1]	SHORT-TERM MUNICIPALS—4.4%
		California—1.6%
12,100,000	[2]	Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDNs, 1.800%, 4/1/2019	12,100,000
		Georgia—0.3%
2,325,000		Effingham County, GA Development Authority (Georgia Power Co.), (Series 2003) Daily VRDNs, 1.620%, 4/1/2019	2,325,000
		Illinois—0.4%
3,210,000		Illinois Finance Authority (Roosevelt University), Tender Option Bond Certificates (Series 2018-XF1077) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.900%, 4/4/2019	3,210,000
		Kansas—0.1%
400,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 1.820%, 4/3/2019	400,000
		Ohio—0.3%
2,500,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 1.730%, 4/4/2019	2,500,000
		Texas—0.1%
410,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.650%, 4/1/2019	410,000
		Wisconsin—1.6%
11,715,000		Public Finance Authority Housing Revenue, WI (Paces St Mary, LLC), Tender Option Bond Certificates (Series 2018-XF1079) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.900%, 4/4/2019	11,715,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $32,660,000)	32,660,000
		TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $746,396,542)	750,899,646
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[3]	(12,517,971)
		TOTAL NET ASSETS—100%	$ 738,381,675
At March 31, 2019, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2019, these restricted securities amounted to $17,103,330, which represented 2.3% of total net assets.

Additional information on restricted securities held at March 31, 2019, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
South Carolina Jobs-EDA (Royal Live Oaks Academy), Economic Development Revenue Notes (Series 2018A), 3.000%, 8/1/2020	5/18/2018	$ 2,000,000	$ 2,006,000
Washington State Economic Development Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 2.125%, 6/1/2020	8/29/2014	$ 3,000,000	$ 2,997,330
Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDNs, 1.800%, 4/1/2019	10/25/2017 – 07/03/2018	$12,100,000	$12,100,000
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
ARNs	—Auction Rate Notes
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes